Financial instruments and fair value disclosures (Tables)	12 Months Ended
Sep. 30, 2022
Financial instruments and fair value disclosures
Summary of financial assets at amortised cost

	Carrying value	Fair value
$'000	30 September 2022	30 September 2022
Cash and cash equivalents	48,966	48,966
Trade and other receivables	6,899	6,899
	55,865	55,865

	Carrying value	Fair value
$'000	30 September 2021	30 September 2021
Cash and cash equivalents	86,966	86,966
Trade and other receivables	57	57
	87,023	87,023

	Carrying value	Fair value
$'000	30 September 2020	30 September 2020
Cash and cash equivalents	195	195
Trade and other receivables	216	216
	411	411

Summary of financial liabilities at amortised cost

	Carrying value	Fair value
$'000	30 September 2022	30 September 2022
Trade and other payables	22,655	22,655
Lease liabilities	7,834	7,834
	30,489	30,489

	Carrying value	Fair value
$'000	30 September 2021	30 September 2021
Trade and other payables	16,659	16,659
	16,659	16,659

	Carrying value	Fair value
$'000	30 September 2020	30 September 2020
Trade and other payables	2,054	2,054
Bridging finance	1,034	1,034
Convertible loans	4,426	4,426
	7,514	7,514

Schedule of Financial liabilities at fair value through profit or loss

		Fair value	Fair value
	Carrying value	Level 2	Level 3
	30 September	30 September	30 September
$'000	2022	2022	2022
Warrant liability	10,644	5,756	4,888
	10,644	5,756	4,888

		Fair value	Fair value
	Carrying value	Level 2	Level 3
	30 September	30 September	30 September
$'000	2021	2021	2021
Warrant liability	128,038	75,900	52,139
	128,038	75,900	52,139

Disclosure of Foreign exchange Risk

Year ended 30/09/2022	£'000
Parent	—
UK subsidiary	73,889
Total	73,889

The reasonable shifts in exchange rates below are based on historic volatility.

If the $/£ rates moved by +/- 10.41% then the effect on profit would be as follows:

Year ended 30/09/2022	$'000
Reasonable shift	10.41%
Total effect on Loss of +ve movements	7,694
Total effect on Loss of -ve movements	(7,694)

Summary of maturity profile of the anticipated future cash flows including interest, using the latest applicable relevant rate, based on the earliest date on which the Company can be required to pay financial liabilities on an undiscounted basis

	Trade and	Deferred	Lease
2022	other	government	Liabilities
$'000	payables	grants		Total
On demand	—	—	—	—
Within one year	22,655	—	1,154	23,809
More than one year but less than two years	—	—	1,760	1,760
More than two year but less than five years	—	4,183	3,767	7,950
More than five years	—	—	—	—
	22,655	4,183	6,681	33,519

	Trade and	Deferred
2021	other	government		Convertible
$'000	payables	grants	Loans	loan notes	Total
On demand	—	—	—	—	—
Within one year	17,069	—	—	—	17,069
More than one year but less than two years	—	—	—	—	—
More than two year but less than five years	—	2,459	—	—	2,459
More than five years	—	—	—	—	—
	17,069	2,459	—	—	19,528

	Trade and	Deferred
2020	other	government		Convertible
$'000	payables	grants	Loans	loan notes	Total
On demand	—	—	—	—	—
Within one year	2,386	—	1,034	4,426	7,846
More than one year but less than two years	—	—	—	—	—
More than two year but less than five years	—	534	—	—	534
More than five years	—	—	—	—	—
	2,386	534	1,034	4,426	8,380